S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.88
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.12
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 231,282,041
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	29,325,000
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.36
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.64
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 173,782,041
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,575,000
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.51
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.49
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 116,282,041
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,825,000
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.85
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.15
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 58,782,041
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,075,000
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.84
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 1,282,041
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,325,000
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.89
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.11
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 200,881,452
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,500,000
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.37
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.63
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 150,881,452
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,500,000
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.48
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 100,881,452
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,500,000
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.87
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.13
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 50,881,452
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,500,000
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.2
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.8
Net Tangible Book Value (in Dollars)	$ (271,959)
Net Tangible Book Value, Adjusted (in Dollars)	$ 881,452
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,500,000
Public Units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.88
Public Units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.36
Public Units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.51
Public Units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.85
Public Units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.16
Public Units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.89
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.37
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.52
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.87
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.2
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	$ 231,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,335,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,335,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	219,000
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Overallotment Liability [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	400,589
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	400,589
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	400,589
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	400,589
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	400,589
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(57,500,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(115,000,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(172,500,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(230,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(50,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(100,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(150,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	$ (200,000,000)
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	5,750,000
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)